Share Capital (Details) - Schedule of stock options outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Options | shares	7,235,647
Options Outstanding, Weighted average Reimaining Life	2 years 11 months 26 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 2.52
Options Exercisable, Options | shares	4,928,147
Options Exercisable, Weighted average exercise price | $ / shares	$ 1.78
0.18 - 1.92 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Options | shares	3,381,771
Options Outstanding, Weighted average Reimaining Life	10 months 17 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 0.85
Options Exercisable, Options | shares	3,381,771
Options Exercisable, Weighted average exercise price | $ / shares	$ 0.85
2.40 - 3.78 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Options | shares	1,034,710
Options Outstanding, Weighted average Reimaining Life	6 months 25 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 3.12
Options Exercisable, Options | shares	594,710
Options Exercisable, Weighted average exercise price | $ / shares	$ 2.83
4.20 - 5.76 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Options | shares	2,819,166
Options Outstanding, Weighted average Reimaining Life	1 year 6 months 10 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 4.29
Options Exercisable, Options | shares	951,666
Options Exercisable, Weighted average exercise price | $ / shares	$ 4.42